RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13 RELATED PARTY TRANSACTIONS

There were no new related party transactions and no changes to those described in the Annual Report and Form 20-F 2022 that have or could have materially affected the financial position or performance of the Group in the six months to 30 June 2023.